Acquisitions of Noncontrolling Interests	12 Months Ended
Dec. 31, 2013
ACQUISITIONS OF NONCONTROLLING INTERESTS [Abstract]
ACQUISITIONS OF NONCONTROLLING INTERESTS
NOTE 3: ACQUISITIONS OF NONCONTROLLING INTERESTS

On July 25, 2011, the Company acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd .Inc. and HS South Inc., in accordance with the terms of certain stock purchase agreements with HS Energy Ltd., an affiliate of Vitol S.A. (“Vitol”). The Company paid a total consideration of $8,500 for such noncontrolling interests ($8,638 including transactions expenses), and simultaneously paid $53,155 in full and final settlement of all amounts of indebtedness of such joint ventures. The transaction was considered a step acquisition (with control maintained by Navios Logistics) and was accounted for as an equity transaction. An amount of $10,850, which is equal to the difference between the carrying value of the noncontrolling interests as of July 25, 2011 ($19,488) and the fair value of the total consideration paid including transaction expenses ($8,638) was recorded in Additional Paid in Capital.
On July 10, 2013, the Company became the sole shareholder of Hidronave South American Logistics S.A by acquiring the remaining 49% noncontrolling interest for a total consideration of $750.